SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 241,522
Year I	860,484	$ 966,088
Year II	441,585	860,484
Year III	27,000	441,584
Year IV	15,750	27,000
Thereafter		15,750
Total	$ 1,586,341	$ 2,310,907	$ 3,141,938